Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530